Security deposits and maintenance reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Security Deposits and Maintenance Reserve Deposits

	December 31,
	2018	2017
Security deposits	225,230	180,992
Maintenance reserve deposits	1,321,490	1,078,135

	1,546,720	1,259,127

Changes in Security Deposits and Maintenance Reserve Deposits

Presented below are the changes in the security deposits and maintenance reserve deposits balance:

	Maintenance reserves deposits	Security deposits	Total
Balance at December 31, 2016	858,233	219,772	1,078,005

Additions	291,429	25,815	317,244
Refunds from sublease (*)	—	3,275	3,275
Write-offs	(9,638)	—	(9,638)
Refunds/returns	(81,013)	(69,441)	(150,454)
Foreign exchanges variations	19,124	1,571	20,695

Balance at December 31, 2017	1,078,135	180,992	1,259,127

Additions	317,698	39,593	357,291
Write-offs	(31,132)	(968)	(32,100)
Refunds/returns	(236,987)	(23,175)	(260,162)
Foreign exchanges variations	193,776	28,788	222,564

Balance at December 31, 2018	1,321,490	225,230	1,546,720

(*)	refers to the net amount received and refunds from TAP in relation to security deposits of subleased aircraft.